SHARE-BASED COMPENSATION - Narrative (Details) - Omnibus Incentive Plan 2014 - USD ($)	Apr. 28, 2020	Apr. 30, 2018	Dec. 31, 2021	May 31, 2014
Components and classification of share-based compensation expense
Total number of shares approved for grant by the Company under the share-based compensation plans (in shares)				18,000,000
Shares reserved for future issuance (in shares)				20,000,000
Number of additional shares available for issuance (in shares)	13,500,000	11,900,000
Number of shares available for future grants (in shares)			11,593,000
Nonemployee Director
Components and classification of share-based compensation expense
Aggregate fair market value on awards granted during any calendar year		$ 750,000